CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive income loss (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,938,575
Cost of revenue	48,247,395	6,653,620	64,352,834	40,723,547
Gross profit	18,866,983	2,601,876	19,424,737	7,215,028
General and administrative expenses	76,784,396	10,589,052	83,281,958	45,949,157
Allowance for (net recovery of) credit losses	(9,038,985)	(1,246,533)	(658,823)	8,191,247
Loss from operations	69,332,735	9,561,421	82,313,417	61,578,948
Fair value changes of warrants liability	6,116,000	843,435	174,485,575	35,365,792
Other income (loss)	82,970	11,442	15,855	192,137
Net income (loss)	(61,476,392)	(8,477,982)	94,289,395	(25,866,828)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	23,819,712	3,284,889	9,332,625	(850,895)
Comprehensive income (loss) attributable to Recon Technology, Ltd	(35,347,589)	(4,874,655)	104,919,420	(23,683,629)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
Revenue				121,197
Cost of revenue				97,024
Gross profit				24,173
General and administrative expenses	54,494,219	7,515,097	62,918,622	29,502,464
Allowance for (net recovery of) credit losses	(4,141,588)	(571,151)	1,923,382	1,933,986
Loss from operations	(50,352,631)	(6,943,946)	(64,842,004)	(31,412,277)
Fair value changes of warrants liability	6,116,000	843,435	174,485,575	35,365,792
Other income (loss)	10,108,783	1,394,065	4,105,116	320,235
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(25,039,453)	(3,453,098)	(18,161,892)	(27,106,484)
Net income (loss)	(59,167,301)	(8,159,544)	95,586,795	(22,832,734)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	23,819,712	3,284,889	9,332,625	(850,895)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ (35,347,589)	$ (4,874,655)	¥ 104,919,420	¥ (23,683,629)